Summary of Significant Accounting Policies - Schedule of Fair Value Disclosure (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Disclosure [Line Items]
Total	$ 3,015,800	$ 16,089,248
Private securities Fund [Member]
Schedule of Fair Value Disclosure [Line Items]
Total	3,015,800
Structured deposit (restricted) [Member]
Schedule of Fair Value Disclosure [Line Items]
Total		9,042,346
Wealth management products [Member]
Schedule of Fair Value Disclosure [Line Items]
Total		7,046,902
Level 1 [Member]
Schedule of Fair Value Disclosure [Line Items]
Total
Level 1 [Member] | Private securities Fund [Member]
Schedule of Fair Value Disclosure [Line Items]
Total
Level 1 [Member] | Structured deposit (restricted) [Member]
Schedule of Fair Value Disclosure [Line Items]
Total
Level 1 [Member] | Wealth management products [Member]
Schedule of Fair Value Disclosure [Line Items]
Total
Level 2 [Member]
Schedule of Fair Value Disclosure [Line Items]
Total	3,015,800	16,089,248
Level 2 [Member] | Private securities Fund [Member]
Schedule of Fair Value Disclosure [Line Items]
Total	3,015,800
Level 2 [Member] | Structured deposit (restricted) [Member]
Schedule of Fair Value Disclosure [Line Items]
Total		9,042,346
Level 2 [Member] | Wealth management products [Member]
Schedule of Fair Value Disclosure [Line Items]
Total		7,046,902
Level 3 [Member]
Schedule of Fair Value Disclosure [Line Items]
Total
Level 3 [Member] | Private securities Fund [Member]
Schedule of Fair Value Disclosure [Line Items]
Total
Level 3 [Member] | Structured deposit (restricted) [Member]
Schedule of Fair Value Disclosure [Line Items]
Total
Level 3 [Member] | Wealth management products [Member]
Schedule of Fair Value Disclosure [Line Items]
Total